Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Dragon Victory International Limited
Trading Symbol	LYL
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	23,598,371
Amendment Flag	false
Entity Central Index Key	0001682241
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38208
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1508
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Entity Address, Postal Zip Code	000-0000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Suite 1508
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Contact Personnel Name	Limin Liu
City Area Code	852
Local Phone Number	35652920
Entity Address, Postal Zip Code	000-0000